Note 27 - Financial Instruments and Risks - Notional and Fair Value Amounts per Instrument and Maturity (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Fair value	R$ 4,046.7	R$ 3,478.9
Total cost exposure [member]
Statement Line Items [Line Items]
Notional value	11,607.3
Fair value	(209.8)
Total cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	11,563.1
Fair value	(208.4)
Total cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	44.2
Fair value	(1.4)
Total cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total cost exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Commodity risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	2,411.1
Fair value	(255.7)
Commodity risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	2,366.9
Fair value	(254.3)
Commodity risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	44.2
Fair value	(1.4)
Commodity risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Commodity risk portion of cost exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
American dollar risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	8,774.3
Fair value	8.5
American dollar risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	8,774.3
Fair value	8.5
American dollar risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
American dollar risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
American dollar risk portion of cost exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Euro risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	152.4
Fair value	1.2
Euro risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	152.4
Fair value	1.2
Euro risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Euro risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Euro risk portion of cost exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Mexican Pesos risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	269.5
Fair value	36.2
Mexican Pesos risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	269.5
Fair value	36.2
Mexican Pesos risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Mexican Pesos risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Mexican Pesos risk portion of cost exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total fixed asset exposure [member]
Statement Line Items [Line Items]
Notional value	890.0
Fair value	(5.6)
Total fixed asset exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	890.0
Fair value	(5.6)
Total fixed asset exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total fixed asset exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total fixed asset exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
American Dollar risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Notional value	890.0
Fair value	(5.4)
American Dollar risk portion of fixed assets exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	890.0
Fair value	(5.4)
American Dollar risk portion of fixed assets exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
American Dollar risk portion of fixed assets exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
American Dollar risk portion of fixed assets exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total expenses exposure [member]
Statement Line Items [Line Items]
Notional value	314.0
Fair value	(2.8)
Total expenses exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	314.0
Fair value	(2.8)
Total expenses exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total expenses exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total expenses exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Euro risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Fair value	(0.2)
Euro risk portion of fixed assets exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Fair value	(0.2)
Euro risk portion of fixed assets exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Fair value
Euro risk portion of fixed assets exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Fair value
Euro risk portion of fixed assets exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Fair value
American Dollar risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Notional value	311.8
Fair value	(2.8)
American Dollar risk portion of the expenses exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	311.8
Fair value	(2.8)
American Dollar risk portion of the expenses exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
American Dollar risk portion of the expenses exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
American Dollar risk portion of the expenses exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Rupee risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Notional value	2.2
Rupee risk portion of the expenses exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	2.2
Rupee risk portion of the expenses exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Rupee risk portion of the expenses exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Rupee risk portion of the expenses exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Total cash exposure [member]
Statement Line Items [Line Items]
Notional value	15.0
Fair value	0.4
Total cash exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	15.0
Fair value	0.4
Total cash exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total cash exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total cash exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Interest rate risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Notional value	15.0
Fair value	0.1
Interest rate risk portion of the cash exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	15.0
Fair value	0.1
Interest rate risk portion of the cash exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Interest rate risk portion of the cash exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Interest rate risk portion of the cash exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
American Dollar risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Fair value	0.3
American Dollar risk portion of the cash exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Fair value	0.3
American Dollar risk portion of the cash exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Fair value
American Dollar risk portion of the cash exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Fair value
American Dollar risk portion of the cash exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Fair value
Total debts exposure [member]
Statement Line Items [Line Items]
Notional value	338.2
Fair value	33.8
Total debts exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total debts exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total debts exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	110.0
Fair value	20.4
Total debts exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value	228.2
Fair value	13.4
Interest rate risk portion of the debts exposure [member]
Statement Line Items [Line Items]
Notional value	338.2
Fair value	33.8
Interest rate risk portion of the debts exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value
Fair value
Interest rate risk portion of the debts exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Interest rate risk portion of the debts exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	110.0
Fair value	20.4
Interest rate risk portion of the debts exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value	228.2
Fair value	13.4
Total equity exposure [member]
Statement Line Items [Line Items]
Notional value	1,108.4
Fair value	(242.9)
Total equity exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	1,108.4
Fair value	(242.9)
Total equity exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total equity exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total equity exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Stock prices risk portion of equity exposure [member]
Statement Line Items [Line Items]
Notional value	1,108.4
Fair value	(242.9)
Stock prices risk portion of equity exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	1,108.4
Fair value	(242.9)
Stock prices risk portion of equity exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Stock prices risk portion of equity exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Stock prices risk portion of equity exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total risk exposures [member]
Statement Line Items [Line Items]
Notional value	14,272.9
Fair value	(426.9)
Total risk exposures [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	13,890.5
Fair value	(459.3)
Total risk exposures [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	44.2
Fair value	(1.4)
Total risk exposures [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	110.0
Fair value	20.4
Total risk exposures [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value	228.2
Fair value	R$ 13.4